UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) ( Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 9/30

Date of reporting period: 12/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Fuller & Thaler Behavioral Core Equity Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.34%
Aerospace & Defense — 0.76%
Kratos Defense & Security Solutions, Inc. *	37,000	$273,800

Auto Components — 0.55%
Spartan Motors, Inc.	7,600	70,300
Visteon Corp. *	1,600	128,544

		198,844
Automobiles — 1.61%
Thor Industries, Inc.	5,800	580,290

Banks — 7.28%
Access National Corp.	900	24,984
Farmers National Banc Corp.	60,936	865,291
Financial Institutions, Inc.	32,000	1,094,400
Northrim Bancorp, Inc.	6,900	218,040
Old Line Bancshares, Inc.	6,400	153,472
Renasant Corp.	3,200	135,104
WashingtonFirst Bankshares, Inc.	4,620	133,934

		2,625,225
Building Products — 1.27%
Trex Co., Inc. *	7,100	457,240

Capital Markets — 0.56%
Evercore Partners, Inc.—Class A	1,700	116,790
Hennessy Advisors, Inc.	700	22,225
Moelis & Co.—Class A	1,900	64,410

		203,425
Chemicals — 2.98%
KMG Chemicals, Inc.	2,500	97,225
Koppers Holdings, Inc. *	12,900	519,870
Trinseo S.A.	7,700	456,610

		1,073,705
Commercial Services & Supplies — 3.98%
Quad Graphics, Inc.	15,800	424,704
Steelcase, Inc.—Class A	56,400	1,009,560

		1,434,264
Communications Equipment — 1.28%
Finisar Corp. *	15,300	463,131

Construction & Engineering — 4.22%
Comfort Systems USA, Inc.	33,600	1,118,880
IES Holdings, Inc. *	8,200	157,030
Quanta Services, Inc. *	7,100	247,435

		1,523,345
Diversified Consumer Services — 3.02%
Capella Education Co.	11,900	1,044,820
Collectors Universe, Inc.	2,100	44,583

		1,089,403
Electronic Equipment, Instruments & Components — 6.09%
Insight Enterprises, Inc. *	3,000	121,320
Sanmina Corp. *	16,900	619,385
SYNNEX Corp.	1,700	205,734

See accompanying notes which are an integral part of this schedule of investments.

TTM Technologies, Inc. *	84,000	1,144,920
Vishay Precision Group, Inc. *	5,700	107,730

		2,199,089
Equity Real Estate Investment Trusts (REITs) — 6.27%
Armada Hoffler Properties, Inc.	21,700	316,169
CorEnergy Infrastructure Trust, Inc.	11,380	396,935
Franklin Street Properties Corp.	34,600	448,416
InfraREIT, Inc.	24,500	438,795
OUTFRONT Media, Inc.	3,800	94,506
RLJ Lodging Trust	4,300	105,307
Select Income REIT	16,700	420,840
Xenia Hotels & Resorts, Inc.	2,100	40,782

		2,261,750
Food & Staples Retailing — 0.57%
Ingles Markets, Inc.—Class A	3,000	144,300
Village Super Market, Inc.—Class A	2,000	61,800

		206,100
Food Products — 0.61%
John B. Sanfilippo & Son, Inc.	3,100	218,209

Health Care Equipment & Supplies — 1.83%
Cutera, Inc. *	3,500	60,725
Masimo Corp. *	8,900	599,860

		660,585
Health Care Providers & Services — 1.11%
Magellan Health, Inc. *	1,400	105,350
Owens & Minor, Inc.	6,900	243,501
Triple-S Management Corp.—Class B *	2,500	51,750

		400,601
Hotels Restaurants & Leisure — 6.40%
Bob Evans Farms, Inc.	12,200	649,162
Del Frisco’s Restaurant Group, Inc. *	24,800	421,600
J Alexander’s Holdings, Inc. *	2,500	26,875
Marcus Corp./The	2,200	69,300
Ruth’s Hospitality Group, Inc.	62,500	1,143,750

		2,310,687
Household Durables — 0.40%
NACCO Industries, Inc.—Class A	1,600	144,880

Household Products — 3.27%
Central Garden & Pet Co.—Class A *	35,700	1,103,130
Oil-Dri Corp. of America	2,000	76,420

		1,179,550
Independent Power and Renewable Electricity Producers — 0.55%
Calpine Corp. *	17,300	197,739

Insurance — 4.64%
Allied World Assurance Co. Holdings AG	3,600	193,356
Ambac Financial Group, Inc. *	2,500	56,250
Hallmark Financial Services, Inc. *	4,200	48,846
Heritage Insurance Holdings, Inc.	13,600	213,112
Maiden Holdings Ltd.	3,300	57,585
OneBeacon Insurance Group Ltd.—Class A	16,000	256,800
State National Companies, Inc.	61,300	849,618

		1,675,567
Internet Software & Services — 0.34%
Bankrate, Inc. *	8,900	98,345
Liquidity Services, Inc. *	2,300	22,425

		120,770
IT Services — 8.13%
Convergys Corp.	19,000	466,640
CSG Systems International, Inc.	14,500	701,800
Hackett Group, Inc.	34,400	607,504
Lionbridge Technologies, Inc. *	12,900	74,820

See accompanying notes which are an integral part of this schedule of investments.

Planet Payment, Inc. *	7,400	30,192
Science Applications International Corp.	12,400	1,051,520

		2,932,476
Leisure Products — 0.15%
Johnson Outdoors, Inc.—Class A	1,400	55,566

Life Sciences Tools & Services — 4.33%
Bruker Corp.	32,500	688,350
Enzo Biochem, Inc. *	9,300	64,542
INC Research Holdings, Inc.—Class A *	2,100	110,460
PRA Health Sciences, Inc. *	7,700	424,424
VWR Corp. *	11,000	275,330

		1,563,106
Machinery — 1.08%
Global Brass & Copper Holdings, Inc.	4,000	137,200
SPX Corp. *	10,700	253,804

		391,004
Mortgage Real Estate Investment Trusts (REITs) — 0.13%
Owens Realty Mortgage, Inc.	2,500	46,300

Multi-Utilities — 0.09%
Unitil Corp.	700	31,738

Oil, Gas & Consumable Fuels — 0.96%
Evolution Petroleum Corp.	3,200	32,000
Pacific Ethanol, Inc. *	6,100	57,950
World Fuel Services Corp.	5,600	257,096

		347,046
Personal Products — 0.17%
Nutraceutical International Corp.	1,800	62,910

Pharmaceuticals — 2.64%
Corcept Therapeutics, Inc. *	44,600	323,796
Heska Corp. *	1,500	107,400
Phibro Animal Health Corp.—Class A	17,850	523,005

		954,201
Professional Services — 0.81%
CRA International, Inc.	8,000	292,800

Real Estate Management & Development — 1.34%
HFF, Inc.—Class A *	2,700	81,675
Marcus & Millichap, Inc. *	2,200	58,784
RMR Group, Inc./The—Class A	8,700	343,650

		484,109
Road & Rail — 2.91%
Landstar System, Inc.	12,300	1,049,190

Semiconductors & Semiconductor Equipment — 2.62%
Alpha & Omega SemiConductor Ltd. *	1,400	29,778
Cirrus Logic, Inc. *	5,200	294,008
Ultra Clean Holdings, Inc. *	64,000	620,800

		944,586

See accompanying notes which are an integral part of this schedule of investments.

Software — 0.15%
Zix Corp. *	11,100	54,834

Specialty Retail — 4.92%
Big 5 Sporting Goods Corp.	7,700	133,595
Francesca’s Holdings Corp. *	29,600	533,688
Select Comfort Corp. *	42,800	968,136
Winmark Corp.	1,100	138,765

		1,774,184
Textiles, Apparel & Luxury Goods — 1.02%
Culp, Inc.	4,900	182,035
Perry Ellis International, Inc. *	7,500	186,825

		368,860
Thrifts & Mortgage Finance — 3.30%
Federal Agricultural Mortgage Corp.—Class C	3,800	217,626
HomeStreet, Inc. *	7,300	230,680
NMI Holdings, Inc.—Class A *	69,600	741,240

		1,189,546

Total Common Stocks (Cost $30,872,553)		34,040,655

Cash Equivalents — 7.20%
Federated U.S. Treasury Cash Reserves – Service Shares, 0.05% (a)	2,596,922	2,596,922

Total Cash Equivalents (Cost $2,596,922)		2,596,922

Total Investments – 101.54% (Cost $33,469,475)		36,637,577

Liabilities in Excess of Other Assets – (1.54)%		(554,766)

NET ASSETS – 100.00%		$36,082,811

(a)	Rate disclosed is the seven day effective yield as of December 31, 2016.
*	Non-income producing security.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At December 31, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$ 33,482,825	$ 3,310,206	$ (155,454)	$ 3,154,752

Fuller & Thaler Behavioral Core Equity Fund

Related Notes to the Schedule of Investments

December 31, 2016

(Unaudited)

The Fuller & Thaler Behavioral Core Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income—The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For all purposes other than financial reporting, security transactions are accounted for no later than one business day following date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

Fuller & Thaler Behavioral Core Equity Fund

Related Notes to the Schedule of Investments – (continued)

December 31, 2016

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (“Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fuller & Thaler Asset Management, Inc. (the “Adviser”), in conformity with guidelines adopted by and subject to review of the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market securities, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with Capitol Series Trust’s (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

Valuation Inputs

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$34,040,655	$—	$—	$34,040,655
Cash Equivalents	2,596,922	—	—	2,596,922

Total	$36,637,577	$—	$—	$36,637,577

*	Refer to Schedule of Investments for industry classifications.

Fuller & Thaler Behavioral Core Equity Fund

Related Notes to the Schedule of Investments – (continued)

December 31, 2016

(Unaudited)

The Fund did not hold any investments during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of December 31, 2016 based on input levels assigned at September 30, 2016.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	2/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	2/24/2017

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	2/24/2017